UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:          June 30, 2008
                                                      -----------------------


Check here if Amendment [X]:   Amendment Number:        1
                                                      -----

This Amendment (Check only one.):         |X| is a restatement
                                          | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Corriente Advisors, LLC
Address:                201 Main Street
                        Suite 1800
                        Fort Worth, Texas 76102

Form 13F File Number:            28-12875
                                 --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Chad Fahlberg
Title:                  Chief Compliance Officer
Phone:                  (817) 870-0455

Signature, Place, and Date of Signing:

        /s/ Chad Fahlberg              Fort Worth, TX      October 20, 2008
-----------------------------------  ------------------  -------------------
         (Signature)                   (City, State)            (Date)

Report Type ( Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page


Report Summary:


Number of Other Included Managers:                         0
                                                    -------------
Form 13F Information Table Entry Total:                   16
                                                    -------------
Form 13F Information Table Value Total:                 128,299
                                                    -------------
                                                     (thousands)



List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 NONE



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


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
           --------              --------     --------  --------          --------        --------  --------          --------
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
        NAME OF ISSUER            TITLE OF      CUSIP     VALUE     SHRS OR  SH/    PUT/  INVESTMENT   OTHER     SOLE  SHARED  NONE
        --------------            --------      -----     -----     -------  ---    ----  ----------   -----     ----  ------  ----
                                    CLASS                (X1000)    PRN AMT  PRN    CALL  DISCRETION  MANAGERS
                                    -----                -------    -------  ---    ----  ----------  --------
------------------------------------------------------------------------------------------------------------------------------------
ASPENBIO PHARMA INC                  COM      045346103  19,032   2,983,092   SH            SOLE              2,983,092
DRIL-QIUP INC                        COM      262037104  27,100     430,165   SH            SOLE                430,165
GENZYME CORP                         COM      372917104     719      10,000   SH            SOLE                 10,000
KEY ENERGY SVCS INC                  COM      492914106   4,855     250,000   SH            SOLE                250,000
MACQUARIE FT TR GB INF UT DI         COM      55607W100   1,028      51,243   SH            SOLE                 51,243
MAGNA ENTMT CORP                    CL A      559211107   1,506   2,689,692   SH            SOLE              2,689,692
NATCO GROUP INC                     CL A      63227W203   3,844      70,500   SH            SOLE                 70,500
NATIONAL OIL WELL VARCO INC          COM      637071101   8,219      92,637   SH            SOLE                 92,637
NORTH AMERN PALLADIUM LTD            COM      656912102   9,111   1,656,497   SH            SOLE              1,656,497
NORTH AMERN PALLADIUM LTD    *W EXP 12/13/200 656912110   2,500   1,250,000   SH            SOLE              1,250,000
POTASH CORP SASK INC                 COM      73755L107   2,286      10,000   SH            SOLE                 10,000
SCHLUMBERGER LTD                     COM      806857108   7,520      70,000   SH            SOLE                 70,000
STERLITE INDS INDIA LTD              ADS      859737207   5,406     340,000   SH            SOLE                340,000
THOMPSON CREEK METALS CO INC         COM      884768102  21,069   1,078,800   SH            SOLE              1,078,800
TRANSOCEAN INC NEW                   SHS      G90073100   7,620      50,000   SH            SOLE                 50,000
U S ENERGY CORP WYO                  COM      911805109   6,484   2,105,339   SH            SOLE              2,105,339
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